COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Depreciation expense	$ 206		$ 12,997
Impairment losses		56,536
Accounts payable current	346,346	59,009	20,583	$ 374,671
Other liabilities current	8,083	648		8,912
Apollo Resources Corporation [Member]
Defined Benefit Plan Disclosure [Line Items]
Impairment losses		1,474	6,101
Accounts payable current		22,601	514,834
Other liabilities current		40,951	57,549
Adjustment for amortization			1,630
Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Other liabilities current	9,855			12,800
Atlas Litiodo Brasil Ltda And Atlas Lthium Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable current	872,942			762,679
Atlas Lthium Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Acounts Receivable - Related Party	851,678		0	751,015
Interest accrued	10,918			22,837
Atlas Litiodo Brasil Ltda [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable current	$ 21,264
Atlas Litiodo Brasil Ltda [Member] | Apollo Resources Corporation [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable current			$ 881,558
Mineracao Apollo Ltda [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable current		647,461
Jupiter Gold Corporation [Member] | Apollo Resources Corporation [Member]
Defined Benefit Plan Disclosure [Line Items]
Acounts Receivable - Related Party		$ 674,461
Atlas Litio Do Brasil Ltdda [Member]
Defined Benefit Plan Disclosure [Line Items]
Acounts Receivable - Related Party				$ 11,665